Retirement Benefits (Benefit Payments) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2017	$ 12
Other Postretirement Benefits (Gross, Before Medicare Part D) [Member]
Defined Benefit Plan Disclosure [Line Items]
2017	26
2018	25
2019	23
2020	22
2021	19
2022-2026	39
Funded Plans [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2017	1
2018	1
2019	1
2020	1
2021	1
2022-2026	6
Unfunded Plans [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2017	7
2018	7
2019	6
2020	6
2021	5
2022-2026	$ 17